Accrued expenses and other	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued expenses and other
Accrued expenses and other

Accrued expenses and other consist of the following:

	December 31,
	2012	2013
Advance payments from customers	29,350	213
Deferred revenue	5,938	7,346
Accrual for salaries, wages and related taxes and expenses	60,246	20,967
Interest payable	307	—
Payables arising from acquisition of property, plant and equipment	14,027	—
Other	22,192	10,134
	132,060	38,660